Stock-Based Compensation Plans - Summary of Restricted Stock Activity (Details) (USD $)	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009	Sep. 30, 2012
Options outstanding at beginning of period	606,025	633,900	713,790
Options outstanding at end of period	481,210	606,025	633,900	713,790
Options outstanding weighted average exercise price at beginning of period	$ 14.96	$ 14.00	$ 12.23		$ 17.52
Options outstanding weighted average remaining term	3.8	3.5	4.1	4.5
Options outstanding weighted average grant date fair value at beginning of period	$ 4,216	$ 4,206	$ 4,246		$ 3,782
Options outstanding weighted average grant date fair value forfeited	10	9	0
Restricted stock awards
Options outstanding at beginning of period			7,650
Options vested			7,530
Options forfeited			120
Options outstanding at end of period			0	7,650
Options outstanding weighted average exercise price at beginning of period			$ 21.23
Options outstanding weighted average exercise price vested			21.22
Options outstanding weighted average exercise price forfeited			$ 22.03
Options outstanding weighted average remaining term				.3
Options outstanding weighted average grant date fair value at beginning of period			163
Options outstanding weighted average grant date fair value vested			160
Options outstanding weighted average grant date fair value forfeited			$ 3